-----------------------------
INVESTMENT GRADE FIXED INCOME
-----------------------------

                               [GRAPHIC OMITTED]

Alliance
Limited Maturity
Government Fund

Semi-Annual Report
May 31, 2000


                           AllianceCapital [LOGO](R)
                      The Investment Professional's Choice

                          Investment Products Offered
                          ---------------------------
                          o Are Not FDIC Insured
                          o May Lose Value
                          o Are Not Bank Guaranteed
                          ---------------------------

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 7, 2000

Dear Shareholder:

This report provides our investment strategy, performance and outlook for Alliance Limited Maturity Government Fund (the "Fund"), for the semi-annual reporting period ended May 31, 2000.

Investment Objective and Policies

Alliance Limited Maturity Government Fund is an open-end, diversified investment management company that seeks the highest level of current income, consistent with low volatility of net asset value. The Fund normally invests at least 65% of its total assets in U.S. Government securities, including mortgage-related securities and repurchase agreements. The Fund confines maturities to 10 years or less with durations not exceeding that of a 10-year Treasury note.

Investment Results

The following table provides the investment results for Alliance Limited Maturity Government Fund for the six- and 12-month periods ended May 31, 2000. For comparison, we have included the Lipper Intermediate U.S. Government Funds
(IUG) Average, a universe of 131 funds with investment objectives similar to that of Alliance Limited Maturity Government Fund.

For the six-month period under review, your Fund underperformed the Lipper Intermediate U.S. Government Funds Average. The Fund's increased exposure to mortgage-backed securities dampened performance as Treasury securities outperformed.

INVESTMENT RESULTS*
Periods Ended May 31, 2000
                                                      --------------------------
                                                            Total Returns
                                                      --------------------------
                                                      6 Months         12 Months
--------------------------------------------------------------------------------
Alliance
Limited Maturity
Government
Fund
     Class A                                            0.66%             1.13%
--------------------------------------------------------------------------------
     Class B                                            0.30%             0.40%
--------------------------------------------------------------------------------
     Class C                                            0.41%             0.40%
--------------------------------------------------------------------------------
Lipper
Intermediate U.S.
Government
Funds Average                                           1.02%             1.33%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value of each class of shares as of May 31, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment had been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

    The unmanaged Lipper Intermediate U.S. Government Funds (IUG) Average is based on the performance of a universe of funds that invest at least 65% of their assets in securities issued by the U.S. government, its agencies or instrumentalities, with dollar-weighted average maturities of five to 10 years. For the six- and 12-month periods ended May 31, 2000, the Lipper IUG Average consisted of 131 and 128 funds, respectively. An investor can not invest directly in an average, and its results are not indicative of any specific investment, including Alliance Limited Maturity Government Fund.

    Additional investment results appear on pages 5-8.


--------------------------------------------------------------------------------
                                   ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

Investment Strategy

Over the six-month period under review, we increased non-Treasury holdings and managed the duration of the portfolio downward to minimize the impact of rising interest rates. We used Treasury futures to shorten the duration of the portfolio and position the Fund to benefit from tightening credit spreads. We also purchased floating rate asset-backed securities (ABS) to capture the relative value of the high quality securities compared to Treasuries over the period.

Market Overview

The global macroeconomic outlook continued to brighten during the period under review. In the U.S., the economy grew 7.3% during the final quarter of 1999 and 5.5% during the first quarter of 2000. Consumer spending remained strong and unemployment reached historic lows. The rise in commodity prices, led by oil, temporarily spiked U.S. inflation in March on a year-over-year basis, however non energy prices remained relatively tame through April. Strong U.S. economic activity has prompted the Federal Reserve to increase official interest rates 125 basis points from 5.25% to 6.50%.

In aggregate, the U.S. bond market, as represented by the Lehman Brothers U.S. Aggregate Bond Index, posted a return of 1.38% during the six-month period under review. Among the sectors of the U.S. bond market, the U.S. government sector recorded the strongest performance of 2.46%, followed by mortgage-backed sectors with a performance of 1.25%. The weaker performers were the corporate sector, with a -0.37% return, and the high yield sector, with a -2.09% return. The U.S. government sector posted the strongest return as the Treasury buy-back program caused longer-dated Treasury yields to fall dramatically. The yield curve inverted during the period as investors focused on tighter monetary policy as well as the Treasury buy-back program. Two-year Treasury yields rose from 5.78% to 6.67%, while 30-year Treasury yields fell from 6.16% to 5.96%.

In the agency sector, increased issuance along with concerns regarding government support to the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) caused these securities to underperform similar maturity Treasuries. With a reduction in Treasury supply going forward, the FNMA and FHLMC hoped their debt would replace U.S. Treasuries as the benchmark for the fixed income market. However, after the Treasury buy-back program began, the Treasury Undersecretary called into question the implied government guarantees on agency debt. The Treasury's proposal to regulate the agencies and cut off their credit lines with the government immediately caused agency yield spreads to widen.


--------------------------------------------------------------------------------
2 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

In spite of strong mortgage fundamentals, the performance of the mortgage-backed sector was dampened by events in Washington, D.C. From a fundamental perspective, mortgage securities benefited from a strong underlying housing sector that increased turnover-related prepayments. This should ultimately result in a more stable cash flow for holders of mortgage securities. However, relative performance was dampened by the Treasury buy-back program, which affected all non-Treasury sectors negatively, as well as the proposal to reduce the government credit support currently enjoyed by the FHLMC and FNMA. In the event that the government follows through with this proposal, it would limit commercial banks' demand for mortgages.

Outlook

For the remainder of 2000, we expect the U.S. economy to remain strong and inflation to remain relatively low. Despite rising mortgage rates, the housing market remains strong. However, recent data point to a slowdown in economic growth, and therefore we have reduced our expectations for further official interest rate hikes. Presently, an additional 25 basis points are priced into the London Interbank Offered Rate (LIBOR) futures contracts through December. We expect the Treasury buy-back program will cause further inversion of the yield curve, depressing yields in maturities beyond 10 years, while the tightening of monetary policy by the U.S. Federal Reserve will likely cause short-term interest rates to rise. In addition, the debate raised by the Treasury Secretary over the continuation of effective government subsidies to FNMA and FHLMC could flare up again, causing another flight to quality. In this scenario, spread products could easily lag behind Treasury securities as swap spreads widen. Consequently, we believe that a cautious approach to the market is warranted.


--------------------------------------------------------------------------------
                                   ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

Thank you for your continued interest and investment in Alliance Limited Maturity Government Fund. We look forward to reporting to you in the coming months.

                                    Sincerely,
[PHOTO]     John D.
            Carifa                  /s/ John D. Carifa

                                    John D. Carifa
                                    Chairman and President


[PHOTO]     Jeffrey S.
            Phlegar                 /s/ Jeffrey S. Phlegar

                                    Jeffrey S. Phlegar
                                    Senior Vice President

Mr. Phlegar has over 14 years of investment experience.


--------------------------------------------------------------------------------
4 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE LIMITED MATURITY GOVERNMENT FUND
GROWTH OF A $10,000 INVESTMENT
6/30/92* TO 5/31/00

          o Alliance Limited Maturity Government Fund
          o Lipper Intermediate U.S. Government Funds Average

                       Lipper Intermediate U.S. Government
                       Funds Average:  $14,885

                             [PLOT POINTS TO COME]

                              [LINE GRAPH OMITTED]

This chart illustrates the total value of an assumed $10,000 investment in Alliance Limited Maturity Government Fund Class A shares (from 6/30/92 to 5/31/00) as compared to the Lipper Intermediate U.S. Government Funds Average. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Lipper Intermediate U.S. Government Funds (IUG) Average is based on the performance of 40 funds (based on the number of funds in the average from 6/30/92 to 5/31/00) that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities with dollar-weighted average maturities of five to 10 years.

When comparing Alliance Limited Maturity Government Fund to the average above, you should note that Lipper results include fees and expenses. An investor cannot invest directly in an average and its results are not indicative of any specific investment, including Alliance Limited Maturity Government Fund.

*   Closest month-end after Fund's Class A share inception date of 6/1/92.


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE LIMITED MATURITY GOVERNMENT FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

          o Alliance Limited Maturity Government Fund
          o Lipper Intermediate U.S. Government Funds Average

                               [BAR CHART OMITTED]

                   Alliance Limited Maturity Government Fund--
                            Yearly Periods Ended 5/31
-------------------------------------------------------------------------------
                            Alliance Limited         Lipper Intermediate
                           Maturity Government         U.S. Government
                                  Fund                  Funds Average
-------------------------------------------------------------------------------
      5/31/93*                      6.31%                     9.50%
      5/31/94                       2.86%                    -0.14%
      5/31/95                       3.34%                     8.93%
      5/31/96                       3.18%                     3.34%
      5/31/97                       6.50%                     6.96%
      5/31/98                       7.33%                     9.22%
      5/31/99                       3.32%                     3.43%
      5/31/00                       1.13%                     1.33%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during the period.

The unmanaged Lipper Intermediate U.S. Government Funds (IUG) Average is based on the performance of a universe of funds that invest at least 65% of their assets in securities issued by the U.S. government, its agencies or instrumentalities, with dollar-weighted maturities of five to 10 years. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Limited Maturity Government Fund.

* The Fund's return for the period ended 5/31/93 is from the Fund's inception date of 6/1/92 through 5/31/93. The benchmark's return for the period ended 5/31/93 is from 5/31/92 through 5/31/93.


--------------------------------------------------------------------------------
6 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
May 31, 2000 (unaudited)

INCEPTION DATE          PORTFOLIO STATISTICS
(Class A shares)        Assets ($mil): $62.6
6/1/92


SECURITY TYPE*
o    27.12%   CMO/MBS
o    19.49%   TREASURY
o    14.42%   FNMA                       [PIE CHART OMITTED]
o     8.44%   GNMA
o     5.89%   FHLMC
o    24.64%   Short-term

* All data as of May 31, 2000. The Fund's security type may vary over time. This breakdown is expressed as a percentage of total investments


--------------------------------------------------------------------------------
                                   ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF MAY 31, 2000

Class A Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
            One Year                 1.13%                      -3.17%
          Five Years                 4.27%                       3.37%
     Since Inception*                4.23%                       3.67%
           SEC Yield**               4.60%

Class B Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
            One Year                 0.40%                      -2.48%
          Five Years                 3.50%                       3.50%
     Since Inception*(a)             3.67%                       3.67%
           SEC Yield**               4.11%

Class C Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
            One Year                 0.40%                      -0.56%
          Five Years                 3.51%                       3.51%
     Since Inception*                3.20%                       3.20%
           SEC Yield**               4.13%

SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2000)

                            Class A           Class B         Class C
--------------------------------------------------------------------------------
            One Year         -3.66%            -2.93%          -1.02%
          Five Years          3.77%             3.91%           3.92%
     Since Inception*         3.78%             3.78%(a)        3.33%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*   Inception: 6/1/92 Class A and B; 5/3/93 Class C.
**  SEC Yield is for the 30 days ended May 31, 2000.
(a) Assumes conversion of Class B shares into Class A shares after 6 years.


--------------------------------------------------------------------------------
8 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2000 (unaudited)
                                                  Principal
                                                     Amount
                                                       (000)            Value
--------------------------------------------------------------------------------
Mortgage-Related Securities-61.0%

Collateralized Mortgage Obligations-27.7%
Fixed Rate-25.8%
Allied Capital Commercial Mortgage Trust
   Series 1998-1 Cl. A
   6.31%, 9/25/03(a) ........................     $       761     $    743,547
Amresco Residential Securities
   Series 1998-3 Cl. A8
   5.94%, 3/25/15 ...........................           2,500        2,467,200
Beverly Finance
   8.36%, 7/15/04(a) ........................           1,200        1,201,512
Delta Funding Home Equity Loan Trust
   Series 1999-2 Cl. A1F
   6.14%, 3/15/18 ...........................           2,102        2,071,130
First Union National Bank Commercial Mortgage
   Series 2000-C1 Cl. IO
   0.776%, 9/15/29 ..........................           6,213          255,300
   Series 2000-C1 Cl. A2
   7.841%, 3/15/10 ..........................           2,000        1,960,000
Green Tree Home Improvement Loan Trust
   Series 1998-D Cl. HEA4
   6.25%, 8/15/29 ...........................           3,000        2,930,640
Honda Auto Lease Trust
   Series 1999-A Cl. A4
   6.45%, 9/16/02 ...........................           3,000        2,958,750
Providian Master Trust
   Series 2000-1 Cl. A
   7.49%, 8/17/09 ...........................           1,600        1,583,504
                                                                  ------------
                                                                    16,171,583
                                                                  ------------
Adjustable Rate-1.9%
Sears Mortgage Securities Corp.
   Series 1992-18A Cl. A1
   8.086%, 9/25/22 ..........................           1,147        1,148,823
                                                                  ------------
Total Collateralized Mortgage Obligations
   (cost $17,571,971) .......................                       17,320,406
                                                                  ------------


--------------------------------------------------------------------------------
                                   ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------
                                                  Principal
                                                     Amount
                                                       (000)            Value
--------------------------------------------------------------------------------
Federal National Mortgage Association-15.7%
   7.00%, 12/01/14-2/01/15 ..................     $     4,205     $  4,069,790
   7.50%, 4/01/08-1/01/30 ...................           6,087        5,966,251
   7.50%, TBA ...............................          (2,990)      (2,912,852)
   8.00%, TBA ...............................           1,875        1,860,356
   11.25%, 2/01/16 ..........................             796          870,504
                                                                  ------------

Total Federal National Mortgage Association
   (cost $10,061,608) .......................                        9,854,049
                                                                  ------------

Government National Mortgage Association-9.2%
   8.00%, TBA
   (cost $5,706,394) ........................           5,755        5,764,898
                                                                  ------------
Federal Home Loan Mortgage Corp.-6.4%
   5.75%, 6/15/01 ...........................           3,310        3,265,513
   11.00%, 1/01/11-9/01/20 ..................             707          762,972
                                                                  ------------
Total Federal Home Loan Mortgage Corp.
   (cost $4,094,643) ........................                        4,028,485
                                                                  ------------

Stripped Mortgage Backed Securities-2.0%
Mortgage Capital Funding, Inc.
   Series 1996-MC2 Cl. X, I/O
   2.095%, 12/21/26
   (cost $1,431,604) ........................          17,702        1,217,004
                                                                  ------------

Total Mortgage-Related Securities
   (cost $38,866,220) .......................                       38,184,842
                                                                  ------------

U.S. Government Obligations-21.3%
U.S. Treasury Notes-21.2%
   5.875%, 11/15/04 .........................           2,600        2,527,694
   6.00%, 8/15/09 ...........................           9,965        9,711,192
   6.50%, 2/15/10(b) ........................           1,000        1,014,690
                                                                  ------------
                                                                    13,253,576
                                                                  ------------
U.S. Treasury Bills-0.1%
   5.47%, 7/06/00(c) ........................              50           49,734
   5.65%, 7/06/00(c) ........................              20           19,890
                                                                  ------------
                                                                        69,624
                                                                  ------------
Total U.S. Government Obligations
   (cost $13,552,935) .......................                       13,323,200
                                                                  ------------


--------------------------------------------------------------------------------
10 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                  Principal
                                                     Amount
                                                       (000)            Value
--------------------------------------------------------------------------------
Repurchase Agreement-26.9%
State Street Bank & Trust Co.
   6.50%, dated 5/31/00, due 6/01/00,
   collateralized by $17,380,000,
   FNMA, 0.0%, 8/03/00
   (cost $16,840,000).......................      $    16,840     $ 16,840,000
                                                                  ------------
Total Investments-109.2%
   (cost $69,259,155).......................                        68,348,042
Other assets less liabilities-(9.2%)........                        (5,740,371)
                                                                  ------------

Net Assets-100%.............................                      $ 62,607,671
                                                                  ============

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2000, these securities amounted to $1,945,059 or 3.1% of net assets
(b) Security, or portions thereof, with an aggregate market value of $1,014,690 have been segregated to collateralize reverse repurchase agreement.
(c) Securities or portions thereof, with an aggregate market value of $69,624 have been segregated to collateralize futures contracts.
    Glossary of Terms:
    FNMA  - Federal National Mortgage Association.
    I/O   - Interest Only.
    TBA   - To be Announced

    See notes to financial statements.


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 11

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2000 (unaudited)

Assets
Investments in securities, at value (cost $69,259,155) .................     $ 68,348,042
Cash ...................................................................            1,440
Receivable for investment securities sold ..............................        8,316,259
Interest receivable ....................................................          514,935
Receivable for capital stock sold ......................................           58,989
Receivable for initial margin deposit on futures contracts .............           23,500
                                                                             ------------
Total assets ...........................................................       77,263,165
                                                                             ------------
Liabilities
Payable for investment securities purchased ............................       13,029,996
Reverse repurchase agreement ...........................................        1,019,939
Payable for capital stock redeemed .....................................          210,176
Dividends payable ......................................................          116,289
Distribution fee payable ...............................................           37,786
Advisory fee payable ...................................................           34,440
Variation margin payable on futures contracts ..........................            9,031
Accrued expenses and other liabilities .................................          197,837
                                                                             ------------
Total liabilities ......................................................       14,655,494
                                                                             ------------
Net Assets .............................................................     $ 62,607,671
                                                                             ============
Composition of Net Assets
Capital stock, at par ..................................................     $      7,076
Additional paid-in capital .............................................       88,496,124
Undistributed net investment income ....................................           69,565
Accumulated net realized loss on investments,
   options and futures transactions ....................................      (25,074,884)
Net unrealized depreciation of investments,
   options and futures transactions ....................................         (890,210)
                                                                             ------------
                                                                             $ 62,607,671
                                                                             ============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($25,763,570 / 2,911,696 shares of capital stock
   issued and outstanding) .............................................           $ 8.85
Sales charge--4.25% of public offering price ...........................              .39
                                                                                   ------
Maximum offering price .................................................           $ 9.24
                                                                                   ======
Class B Shares
Net asset value and offering price per share
   ($16,890,696 / 1,908,770 shares of capital stock
   issued and outstanding) .............................................           $ 8.85
                                                                                   ======
Class C Shares
Net asset value and offering price per share
   ($19,953,405 / 2,255,491 shares of capital stock
   issued and outstanding) .............................................           $ 8.85
                                                                                   ======

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------
STATEMENT OF OPERATIONS
Six Months Ended May 31, 2000 (unaudited)

Investment Income
Interest ................................                     $ 2,808,977
Expenses
Advisory fee ............................     $  224,428
Distribution fee - Class A ..............         40,471
Distribution fee - Class B ..............        102,825
Distribution fee - Class C ..............        107,545
Transfer agency .........................         74,076
Audit and legal .........................         59,670
Administrative ..........................         59,000
Custodian ...............................         55,170
Registration ............................         26,082
Printing ................................         18,342
Directors' fees .........................         11,000
Miscellaneous ...........................         10,542
                                              ----------
Total expenses before interest ..........        789,151
Interest expense ........................        243,345
                                              ----------
Net expenses ............................                       1,032,496
                                                              -----------
Net investment income ...................                       1,776,481
                                                              -----------
Realized and Unrealized Gain (Loss)
on Investments
Net realized loss on investment
   transactions .........................                      (2,605,862)
Net realized loss on written options
   transactions .........................                          (2,755)
Net realized gain on futures transactions                          29,569
Net change in unrealized
   appreciation/depreciation of:
     Investments ........................                       1,064,669
     Futures transactions ...............                          13,980
                                                              -----------
Net loss on investments .................                      (1,500,399)
                                                              -----------
Net Increase in Net Assets
   from Operations ......................                     $   276,082
                                                              ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 13

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS


                                                Six Months
                                                   Ended            Year Ended
                                               May 31, 2000        November 30,
                                                (unaudited)            1999
                                             ---------------     ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $   1,776,481      $   3,781,602
Net realized loss on investments, options
   and futures transactions ..............        (2,579,048)        (3,137,894)
Net change in unrealized
   appreciation/depreciation of
   investments and futures transactions ..         1,078,649         (1,446,904)
                                               -------------      -------------
Net increase (decrease) in net assets from
   operations ............................           276,082           (803,196)
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ...............................          (683,710)        (1,394,955)
   Class B ...............................          (450,520)        (1,262,529)
   Class C ...............................          (473,679)        (1,086,889)
Tax return of capital
   Class A ...............................                -0-          (213,501)
   Class B ...............................                -0-          (193,233)
   Class C ...............................                -0-          (166,351)
Capital Stock Transactions
Net decrease .............................       (14,047,310)       (20,538,632)
                                               -------------      -------------
Total decrease ...........................       (15,379,137)       (25,659,286)
Net Assets
Beginning of period ......................        77,986,808        103,646,094
                                               -------------      -------------
End of period ............................     $  62,607,671      $  77,986,808
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                         -----------------------
                                                         STATEMENT OF CASH FLOWS
                                                         -----------------------

STATEMENT OF CASH FLOWS
Six Months Ended May 31, 2000 (unaudited)

Increase (Decrease) in Cash from:
Operating Activities:
Interest received ..............................   $   2,963,453
Interest expense paid ..........................        (243,345)
Operating expenses paid ........................        (756,029)
                                                   -------------
Net increase in cash from operating
   activities ..................................                   $  1,964,079
Investing Activities:
Proceeds from disposition of long-term
   portfolio investments .......................     202,163,494
Purchase of long-term portfolio
   investments .................................    (179,244,848)
Sales of short-term portfolio
   investments, net ............................       4,780,477
Initial margin deposit on open futures
   transactions ................................         (23,500)
                                                   -------------
Net increase in cash from investing
   activities ..................................                     27,675,623
Financing Activities*:
Net decrease in reverse repurchase
   agreements ..................................     (14,410,955)
Net redemptions from capital stock
   transactions ................................     (14,705,439)
Cash dividends paid ............................        (521,868)
                                                   -------------
Net decrease in cash from financing
   activities ..................................                    (29,638,262)
                                                                   ------------
Net increase in cash ...........................                          1,440
Cash at beginning of period ....................                             -0-
                                                                   ------------
Cash at end of period ..........................                   $      1,440
                                                                   ============
Reconciliation of Net Increase in
Net Assets from Operations to
Net Increase in Cash from
Operating Activities:
Net increase in net assets resulting
   from operations .............................                   $    276,082
Adjustments:
Decrease in interest receivable ................   $     172,698
Net realized loss on investment
   transactions ................................       2,579,048
Net change in unrealized appreciation
   of investments ..............................      (1,078,649)
Accretion of bond discount .....................         (18,222)
Increase in accrued expenses ...................          33,122
                                                   -------------
Total adjustments ..............................                      1,687,997
                                                                   ------------
Net Increase in Cash from
   Operating Activities ........................                   $  1,964,079
                                                                   ============

* Non-cash financing activities not included herein consist of reinvestment of dividends. See notes to financial statements.


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2000 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Limited Maturity Government Fund, Inc. (the "Fund") was incorporated in the state of Maryland on April 8, 1992 as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Mortgage backed and asset backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker/ dealers in such securities. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security.


--------------------------------------------------------------------------------
16 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are urchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .65% of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $59,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2000.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $51,687 for the six months ended May 31, 2000.

For the six months ended May 31, 2000, the Fund's expenses were reduced by $2,692 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received $72,728 and $8,008 in contingent deferred sales charges imposed upon redemptions by share-


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

holders of Class B and Class C shares, respectively, for the six months ended May 31, 2000.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $525,935 and $3,551,235 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $8,570,055 and $8,369,940, respectively, for the six months ended May 31, 2000. There were purchases of $170,996,679 and sales of $200,289,166 of U.S. government and government agency obligations for the six months ended May 31, 2000.

At May 31, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $81,957 and gross unrealized depreciation of investments was $993,070 resulting in net unrealized depreciation of $911,113.

At November 30, 1999, the Fund had a net capital loss carryforward of $22,486,396 of which $9,645,920 expires in the year 2002, $7,728,928 expires in the year 2003, $1,668,167 expires in the year 2004, $250,987 expires in the year 2005 and $3,192,394 expires in the year 2007.


--------------------------------------------------------------------------------
18 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At May 31, 2000, the Fund had outstanding futures contracts as follows:



                                                                                    Unrealized
                                                                                   Appreciation/
                                                                        Value at   Depreciation
                  Number of                Expiration     Original       May 31,      May 31,
   Type           Contracts    Position       Month         Value         2000          2000
----------        ---------    --------    ---------     ----------    ---------   -------------
U.S. Treasury
Note 2 Yr Future      20         Short     June 2000     $3,966,100   $3,942,812     $23,288
U.S. Treasury
Note 5 Yr Future      18         Short     June 2000      1,756,271    1,758,656      (2,385)

2. Interest Rate Swap Agreements

The Fund enters into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of investments are recorded for financial statement purposes as unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains on investment transactions. There were no outstanding interest rate swap contracts at May 31, 2000.

3. Options Transactions

For hedging and investment purposes, the Portfolio purchases and writes (sells) put and call options on debt securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Portfolio. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Portfolio at a disadvantageous price.

There were no written options for the six months ended May 31, 2000.


--------------------------------------------------------------------------------
20 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------
NOTE E

Capital Stock

There are 9,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                    ---------------------------------    --------------------------------
                                Shares                                 Amount
                    ---------------------------------    --------------------------------
                     Six Months Ended      Year Ended    Six Months Ended      Year Ended
                         May 31, 2000    November 30,        May 31, 2000    November 30,
                          (unaudited)            1999         (unaudited)            1999
                     --------------------------------------------------------------------
Class A
Shares sold               3,430,937         11,324,771      $  30,582,389   $ 106,114,644
-----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions              49,710            113,310            443,132       1,047,732
-----------------------------------------------------------------------------------------
Shares converted
  from Class B              259,039            660,301          2,307,746       6,136,167
-----------------------------------------------------------------------------------------
Shares redeemed          (3,853,184)       (13,420,957)       (34,331,741)   (125,801,772)
-----------------------------------------------------------------------------------------
Net decrease               (113,498)        (1,322,575)     $    (998,474)   $(12,503,229)
=========================================================================================
Class B
Shares sold               1,198,872          2,901,961      $  10,697,219    $ 26,899,281
-----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions              34,161            108,767            304,539       1,007,191
-----------------------------------------------------------------------------------------
Shares converted
  to Class A               (259,075)          (660,301)        (2,307,746)     (6,136,167)
-----------------------------------------------------------------------------------------
Shares redeemed          (1,939,252)        (2,994,286)       (17,305,999)    (27,622,898)
-----------------------------------------------------------------------------------------
Net decrease               (965,294)          (643,859)     $  (8,611,987)   $ (5,852,593)
=========================================================================================
Class C
Shares sold               1,929,414          3,106,178      $  17,205,814    $ 28,753,002
-----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions              39,337            102,244            350,407         945,740
-----------------------------------------------------------------------------------------
Shares redeemed          (2,465,526)        (3,447,618)       (21,993,070)    (31,881,552)
-----------------------------------------------------------------------------------------
Net decrease               (496,775)          (239,196)     $  (4,436,849)   $ (2,182,810)
=========================================================================================


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE F

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

As of May 31, 2000, the Fund had entered into the following reverse repurchase agreement:

    Amount               Broker            Interest Rate        Maturity
------------   -------------------------   -------------    ----------------

 $1,018,750     Lehman Brothers, Inc.           6.00%       June 1, 2000

For the six months ended May 31, 2000, the maximum amount of reverse repurchase agreements outstanding was $26,717,863, the average amount outstanding was approximately $9,340,324, and the daily weighted average interest rate was 5.13%.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2000.


--------------------------------------------------------------------------------
22 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                 --------------------------------------------------------------------
                                                               Class A
                                 --------------------------------------------------------------------
                                  Six Months
                                       Ended
                                     May 31,                    Year Ended November 30,
                                        2000         ------------------------------------------------
                                 (unaudited)         1999       1998       1997      1996      1995
                                 --------------------------------------------------------------------
Net asset value,
  beginning of period..........     $  9.02       $  9.54    $  9.44    $  9.45    $  9.52    $  9.51
                                 --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a).......         .25           .43        .47        .51        .51        .52
Net realized and unrealized
  gain (loss) on investment
  transactions.................        (.19)         (.45)       .17        .02       (.04)       .02
                                 --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations...................         .06          (.02)       .64        .53        .47        .54
                                 --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income............        (.23)         (.43)      (.47)      (.52)      (.51)      (.50)
Distributions in excess of net
  investment income............          -0-           -0-      (.07)        -0-        -0-        -0-
Tax return of capital..........          -0-         (.07)        -0-      (.02)      (.03)      (.03)
                                 --------------------------------------------------------------------
Total dividends and
  distributions................        (.23)         (.50)      (.54)      (.54)      (.54)      (.53)
                                 --------------------------------------------------------------------
Net asset value, end of period.     $  8.85       $  9.02    $  9.54    $  9.44    $  9.45    $  9.52
                                 ====================================================================
Total Return
Total investment return based
  on net asset value(b)........         .66%         (.22)%     6.94%      5.79%      5.11%      5.91%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............     $25,764       $27,272    $41,493    $16,197    $16,248    $27,887
Ratio of expenses to average
  net assets...................        2.52%(c)      2.48%      3.27%      2.41%      2.22%      2.14%
Ratio of expenses to average
  net assets excluding
  interest expense.............        1.84%(c)      1.62%      1.68%      1.65%      1.58%      1.41%
Ratio of net investment income
  to average net assets........        5.56%(c)      4.75%      4.74%      5.52%      5.44%      5.53%
Portfolio turnover rate........         264%          374%       500%       249%       159%       293%

See footnote summary on page 25.


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------
                                                               Class B
                                 --------------------------------------------------------------------
                                  Six Months
                                       Ended
                                     May 31,                    Year Ended November 30,
                                        2000         ------------------------------------------------
                                 (unaudited)         1999       1998       1997      1996      1995
                                 --------------------------------------------------------------------
Net asset value,
  beginning of period..........     $  9.02      $   9.55    $  9.44    $  9.45    $  9.52    $  9.52
                                 --------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a).......         .22           .37        .39        .45        .44        .46
Net realized and unrealized
  gain (loss) on investment
  transactions.................        (.19)         (.47)       .19        .01       (.04)       .01
                                 --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations...................         .03          (.10)       .58        .46        .40        .47
                                 ---------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income............        (.20)         (.37)      (.39)      (.45)      (.44)      (.44)
Distributions in excess of net
  investment income............          -0-           -0-      (.08)        -0-        -0-        -0-
Tax return of capital..........          -0-         (.06)        -0-      (.02)      (.03)      (.03)
                                 ---------------------------------------------------------------------
Total dividends and
  distributions................        (.20)         (.43)      (.47)      (.47)      (.47)      (.47)
                                 ---------------------------------------------------------------------
Net asset value, end of period.     $  8.85       $  9.02    $  9.55    $  9.44    $  9.45    $  9.52
                                 =====================================================================
Total Return
Total investment return based
  on net asset value(b)........         .30%        (1.04)%      6.30%     5.04%      4.36%      5.05%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)..............     $16,891       $25,910     $33,591   $33,613    $50,386    $84,362
Ratio of expenses to average
  net assets...................        3.31%(c)      3.23%       3.84%     3.14%      2.94%      2.85%
Ratio of expenses to average
  net assets excluding
  interest expense.............        2.57%(c)      2.34%       2.39%     2.39%      2.30%      2.11%
Ratio of net investment income
  to average net assets........        4.86%(c)      4.06%       4.10%     4.80%      4.73%      4.83%
Portfolio turnover rate........         264%          374%        500%      249%       159%       293%

See footnote summary on page 25.


-------------------------------------------------------------------------------
24 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------
                                                               Class C
                                 --------------------------------------------------------------------
                                  Six Months
                                       Ended
                                     May 31,                    Year Ended November 30,
                                        2000         ------------------------------------------------
                                 (unaudited)         1999       1998       1997      1996      1995
                                 --------------------------------------------------------------------
Net asset value,
  beginning of period..........     $  9.01      $   9.55    $  9.44    $  9.45    $  9.52    $  9.52
                                 --------------------------------------------------------------------
Income From
  Investment Operations
Net investment income(a).......         .22           .38        .39        .45        .45        .46
Net realized and unrealized
  gain (loss) on investment
  transactions.................        (.18)         (.49)       .19        .01       (.05)       .01
                                 --------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations...................         .04          (.11)       .58        .46        .40        .47
                                 --------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income............        (.20)         (.38)      (.39)      (.45)      (.45)      (.44)
Distributions in excess of net
  investment income............          -0-           -0-      (.08)        -0-        -0-        -0-
Tax return of capital..........          -0-         (.05)        -0-      (.02)      (.02)      (.03)
                                 --------------------------------------------------------------------
Total dividends and
  distributions                        (.20)         (.43)      (.47)      (.47)      (.47)      (.47)
                                 --------------------------------------------------------------------
Net asset value, end of period.     $  8.85      $   9.01    $  9.55    $  9.44    $  9.45    $  9.52
                                 ====================================================================
Total Return
Total investment return based
  on net asset value(b)........         .41%        (1.15)%     6.30%      5.05%      4.38%      5.06%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)..............     $19,953      $ 24,805    $28,562   $ 28,738    $43,457    $68,459
Ratio of expenses to average
  net assets...................        3.27%(c)      3.21%      3.84%      3.13%      2.92%      2.85%
Ratio of expenses to average
  net assets excluding
  interest expense.............        2.57%(c)      2.33%      2.38%      2.37%      2.29%      2.10%
Ratio of net investment income
  to average net assets........        4.90%(c)      4.06%      4.11%      4.82%      4.75%      4.84%
Portfolio turnover rate........         264%          374%       500%       249%       159%       293%

(a) Based on average shares outstanding.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized
(c) Annualized.


--------------------------------------------------------------------------------
                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 25

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

basis point (bp)

One basis point equals 0.01%.

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities.

equity

Another term for stock.

Federal Funds Rate

The overnight interest rate that banks charge each other for the use of Federal Funds. The Federal Funds rate is an indicator of general interest-rate trends.

government bond

A bond that is issued by the U.S. government or its agencies.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

portfolio

The collection of securities that make up a Fund's or an investor's investments.

yield

The rate of return on an asset, usually referring to dividend or interest payments, expressed as a percentage of current market price.


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26 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND
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                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $394 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 28 of the FORTUNE 100 companies and public retirement funds in 33 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 276 investment professionals in 22 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/00.


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                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 27

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o    Low Minimum Investments

     You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio and Alliance Select Investor Series Technology Portfolio, which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o    Automatic Reinvestment

     You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o    Automatic Investment Program

     Build your investment account by having money automatically transferred from your bank account on a regular basis.

o    Dividend Direction Plans

     You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o    The Alliance Advance

     A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o    Auto Exchange

     You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o    Systematic Withdrawals

     Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o    A Choice of Purchase Plans

     Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o    Telephone Transaction

     Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o    Alliance Answer: 24-Hour Information

     For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


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28 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
Jeffrey S. Phlegar, Senior Vice President
Sean Kelleher, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
John J. Rodriguez, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

(1) Member of the Audit Committee.


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                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 29

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS


Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Limited Maturity Government Fund
Mortgage Securities Income Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


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30 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

NOTES


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                                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND o 31

NOTES


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32 o ALLIANCE LIMITED MATURITY GOVERNMENT FUND

Alliance Limited Maturity Government Fund          ---------------
1345 Avenue of the Americas                           BULK RATE
New York, NY 10105                                   U.S. POSTAGE
(800) 221-5672                                           PAID
                                                     New York, NY
                                                   Permit No. 7131
                                                   ---------------

                           AllianceCapital [LOGO](R)
                      The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management, L.P.

LMGSR500